Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Compensation expense	$ 1,348,066	$ 1,188,104
Rent	124,969	126,963
Revenue sharing obligations	319,833	122,928
Event costs	186,173	61,740
Legal and professional fees	154,799
Accrued software costs		420,000
Production costs	55,679	15,329
Unclaimed player prizes	342,535	380,120
Other accrued expenses	721,693	357,610
Other current liabilities	369,614	189,351
Accrued leasehold improvement costs	269,110
Total	$ 3,892,471	$ 2,862,145